UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Banks — 4.1%
115,400	BB&T Corp.	$3,699,724
500	BOK Financial Corp.	26,115
18,700	First Community Bancorp	502,095
219,800	Hudson City Bancorp, Inc.	3,886,064
5,000	Marshall & Ilsley Corp.	116,000
22,100	Regions Financial Corp.	436,475
1,000	SunTrust Banks, Inc.	55,140
49,100	U.S. Bancorp	1,588,876
46,100	Wachovia Corp.	1,244,700

		11,555,189

Capital Goods — 10.7%
4,800	Acuity Brands, Inc.	206,160
72,607	AGCO Corp.*(a)	4,347,707
15,800	C&D Technologies, Inc.*(b)	79,316
33,300	Caterpillar, Inc.(b)	2,607,057
200	Coleman Cable, Inc.*	2,200
19,500	Cummins, Inc.	912,990
27,600	EMCOR Group, Inc.*	612,996
400	EnerSys*	9,568
5,700	Fluor Corp.	804,612
14,600	General Cable Corp.*	862,422
126,200	General Electric Co.	4,670,662
5,175	Graco, Inc.	187,645
88,900	GrafTech International Ltd.*	1,441,069
14,900	Ingersoll-Rand Co. Ltd. Class A	664,242
17,100	Lockheed Martin Corp.	1,698,030
49,100	Northrop Grumman Corp.	3,820,471
600	Perini Corp.*	21,738
6,000	Polypore International, Inc.*	124,140
58,506	Raytheon Co.	3,780,073
15,100	SPX Corp.	1,583,990
34,000	Tecumseh Products Co. Class A*	1,043,120
10,800	The Boeing Co.	803,196
8,600	Woodward Governor Co.	229,792

		30,513,196

Commercial Services & Supplies — 0.2%
19,500	Herman Miller, Inc.	479,115
500	United Stationers, Inc.*	23,850

		502,965

Consumer Services — 0.9%
46,500	Apollo Group, Inc. Class A*	2,008,800
3,211	Capella Education Co.*	175,321
3,500	McDonald’s Corp.	195,195
6,800	Pre-Paid Legal Services, Inc.*	288,388
500	Universal Technical Institute, Inc.*	5,865

		2,673,569

Diversified Financials — 6.1%
6,000	American Express Co.	262,320
4,800	Ameriprise Financial, Inc.	248,880
198,342	Bank of America Corp.	7,519,145
2,500	Bank of New York Mellon Corp.	104,325
3,900	BlackRock, Inc.	796,302
71,100	Citigroup, Inc.	1,522,962
25,100	Eaton Vance Corp.	765,801
21,200	GAMCO Investors, Inc. Class A	1,067,632
10,500	Greenhill & Co., Inc.(b)	730,380

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
8,300	Investment Technology Group, Inc.*	$383,294
63,500	JPMorgan Chase & Co.	2,727,325
5,000	Merrill Lynch & Co., Inc.	203,700
12,000	Moody’s Corp.	417,960
24,500	SEI Investments Co.	604,905

		17,354,931

Energy — 13.0%
7,800	Alpha Natural Resources, Inc.*	338,832
13,500	Anadarko Petroleum Corp.	850,905
500	Bronco Drilling Co., Inc.*	8,055
81,800	Cal Dive International, Inc.*	849,084
59,300	Chevron Corp.	5,061,848
4,679	ConocoPhillips	356,587
100	Crosstex Energy, Inc.	3,395
23,000	Devon Energy Corp.	2,399,590
47,400	Energy Partners Ltd.*	448,878
155,800	Exxon Mobil Corp.	13,177,564
7,800	FMC Technologies, Inc.*	443,742
9,400	Halliburton Co.	369,702
2,200	NATCO Group, Inc. Class A*	102,850
35,200	Occidental Petroleum Corp.	2,575,584
3,700	Overseas Shipholding Group, Inc.	259,148
98,000	Stone Energy Corp.*	5,126,380
10,600	Superior Offshore International, Inc.*	35,086
44,600	Tesoro Corp.	1,338,000
14,201	Transocean, Inc.*	1,919,975
25,600	Valero Energy Corp.	1,257,216

		36,922,421

Food & Staples Retailing — 3.9%
27,600	BJ’s Wholesale Club, Inc.*	985,044
6,500	Casey’s General Stores, Inc.	146,900
11,500	Costco Wholesale Corp.	747,155
10,855	CVS/Caremark Corp.	439,736
5,979	Longs Drug Stores Corp.	253,868
46,100	Nash Finch Co.	1,566,478
28,900	PriceSmart, Inc.	800,819
71,500	Safeway, Inc.	2,098,525
9,500	Spartan Stores, Inc.	198,075
17,100	SUPERVALU, Inc.	512,658
12,200	The Great Atlantic & Pacific Tea Co.*(b)	319,884
78,200	The Kroger Co.	1,986,280
100	Village Super Market, Inc. Class A	5,150
11,300	Wal-Mart Stores, Inc.	595,284
28,000	Winn-Dixie Stores, Inc.*	502,880

		11,158,736

Food, Beverage & Tobacco — 5.4%
33,900	Altria Group, Inc.	752,580
7,700	Cal-Maine Foods, Inc.(b)	257,026
55,000	Chiquita Brands International, Inc.*(b)	1,271,050
3,800	Coca-Cola Bottling Co. Consolidated	234,156
87,400	Coca-Cola Enterprises, Inc.	2,115,080
6,400	Flowers Foods, Inc.	158,400
200	Imperial Sugar Co.	3,764
19,500	Loews Corp. — Carolina Group	1,414,725
17,200	Molson Coors Brewing Co. Class B	904,204
9,400	PepsiAmericas, Inc.	239,982

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
48,000	PepsiCo, Inc.	$3,465,600
33,900	Philip Morris International, Inc.*	1,714,662
27,600	The Coca-Cola Co.	1,680,012
23,900	Tyson Foods, Inc. Class A	381,205
11,900	Universal Corp.	779,807

		15,372,253

Health Care Equipment & Services — 4.5%
47,900	AmerisourceBergen Corp.	1,962,942
18,700	CIGNA Corp.	758,659
27,300	Covidien Ltd.	1,208,025
900	Eclipsys Corp.*	17,649
2,800	Express Scripts, Inc.*	180,096
2,800	Humana, Inc.*	125,608
22,300	Invacare Corp.	496,844
44,800	Kindred Healthcare, Inc.*	979,776
120,400	Medco Health Solutions, Inc.*	5,272,316
300	Molina Healthcare, Inc.*	7,326
3,500	Owens & Minor, Inc.	137,690
23,300	RehabCare Group, Inc.*	349,500
40,830	UnitedHealth Group, Inc.	1,402,919

		12,899,350

Household & Personal Products — 2.1%
23,600	Alberto-Culver Co.	646,876
48,300	Avon Products, Inc.	1,909,782
7,400	Colgate-Palmolive Co.	576,534
24,600	Energizer Holdings, Inc.*	2,225,808
8,120	Procter & Gamble Co.	568,968

		5,927,968

Insurance — 2.5%
749	Alleghany Corp.*	255,674
1,800	American National Insurance Co.	192,060
2,300	American Physicians Capital, Inc.	106,628
61,657	AmTrust Financial Services, Inc.	999,460
35,400	CastlePoint Holdings Ltd.	344,442
11,400	Flagstone Reinsurance Holdings Ltd.	137,940
72,323	Loews Corp.	2,908,831
6,100	Nationwide Financial Services, Inc.	288,408
4,600	Principal Financial Group, Inc.	256,312
22,200	Prudential Financial, Inc.	1,737,150

		7,226,905

Materials — 5.4%
7,100	AK Steel Holding Corp.	386,382
10,800	Celanese Corp. Class A	421,740
45,600	CF Industries Holdings, Inc.	4,725,072
19,600	Compass Minerals International, Inc.	1,156,008
5,700	Kaiser Aluminum Corp.	395,010
18,200	Koppers Holdings, Inc.	806,442
5,000	Minerals Technologies, Inc.	314,000
16,552	Monsanto Co.	1,845,548
200	Olympic Steel, Inc.	9,020
8,500	Owens-Illinois, Inc.*	479,655
6,200	Quanex Corp.	320,788
15,300	Rockwood Holdings, Inc.*	501,381
5,400	Schnitzer Steel Industries, Inc. Class A	383,508
26,700	ShengdaTech, Inc.*(b)	226,950
16,100	Southern Copper Corp.(b)	1,671,663

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
2,500	Stepan Co.	$95,575
5,800	Terra Industries, Inc.*	206,074
38,200	The Scotts Miracle-Gro Co. Class A	1,238,444
6,400	Worthington Industries, Inc.	107,968
3,250	Zep, Inc.	52,715

		15,343,943

Media — 3.6%
21,700	CBS Corp. Class B	479,136
17,900	Marvel Entertainment, Inc.*	479,541
86,900	The DIRECTV Group, Inc.*	2,154,251
34,300	The Walt Disney Co.	1,076,334
421,100	Time Warner, Inc.	5,903,822

		10,093,084

Pharmaceuticals, Biotechnology & Life Sciences — 8.7%
5,800	Abbott Laboratories	319,870
48,900	Amgen, Inc.*	2,043,042
34,186	Applera Corp.-Applied Biosystems Group	1,123,352
53,000	Biogen Idec, Inc.*	3,269,570
45,100	Enzon Pharmaceuticals, Inc.*	415,371
9,400	eResearchTechnology, Inc.*	116,748
93,100	Gilead Sciences, Inc.*	4,797,443
17,800	Invitrogen Corp.*	1,521,366
5,700	Johnson & Johnson	369,759
300	Kendle International, Inc.*	13,476
116,100	Merck & Co., Inc.	4,405,995
15,400	Millennium Pharmaceuticals, Inc.*	238,084
217,100	Pfizer, Inc.	4,543,903
12,100	Vivus, Inc.*	72,963
27,700	Waters Corp.*	1,542,890

		24,793,832

Real Estate — 3.6%
10,700	AMB Property Corp. (REIT)	582,294
43,000	AvalonBay Communities, Inc. (REIT)	4,150,360
2,000	Jones Lang LaSalle, Inc.	154,680
30,800	Plum Creek Timber Co., Inc. (REIT)	1,253,560
49,500	ProLogis (REIT)	2,913,570
3,900	The Macerich Co. (REIT)	274,053
23,300	Ventas, Inc. (REIT)	1,046,403

		10,374,920

Retailing — 3.3%
3,900	Aeropostale, Inc.*	105,729
18,800	Amazon.com, Inc.*	1,340,440
1,800	AutoZone, Inc.*	204,894
137,700	Best Buy Co., Inc.(b)	5,709,042
16,700	GameStop Corp. Class A*	863,557
29,000	Guess?, Inc.	1,173,630
800	J. Crew Group, Inc.*	35,336

		9,432,628

Semiconductors & Semiconductor Equipment — 1.5%
146,300	Texas Instruments, Inc.	4,135,901

Software & Services — 6.6%
96,200	Accenture Ltd. Class A	3,383,354
12,800	Advent Software, Inc.*	545,536
7,900	AsiaInfo Holdings, Inc.*	85,794
13,835	Autodesk, Inc.*	435,526

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
8,600	CA, Inc.	$193,500
114,600	EarthLink, Inc.*	865,230
5,100	Google, Inc. Class A*	2,246,397
43,300	InfoSpace, Inc.	500,981
800	Magma Design Automation, Inc.*	7,656
1,666	Metavante Technologies, Inc.*	33,303
252,500	Microsoft Corp.	7,165,950
200	Renaissance Learning, Inc.	2,798
107,000	Symantec Corp.*	1,778,340
60,600	Synopsys, Inc.*	1,376,226
16,100	Vignette Corp.*	212,681
2,500	Vocus, Inc.*	66,000

		18,899,272

Technology Hardware & Equipment — 6.2%
18,600	Apple, Inc.*	2,669,100
134,500	Cisco Systems, Inc.*	3,240,105
23,500	Dell, Inc.*	468,120
114,858	Hewlett-Packard Co.	5,244,416
19,700	International Business Machines Corp.	2,268,258
12,500	Juniper Networks, Inc.*	312,500
19,460	QUALCOMM, Inc.	797,860
11,700	Tyco Electronics Ltd.	401,544
79,100	Western Digital Corp.*	2,138,864

		17,540,767

Telecommunication Services — 3.1%
128,132	AT&T, Inc.(a)	4,907,456
3,100	US Cellular Corp.*	170,500
99,000	Verizon Communications, Inc.	3,608,550

		8,686,506

Transportation — 1.9%
2,800	Arkansas Best Corp.	89,208
37,500	CSX Corp.	2,102,625
101,800	J.B. Hunt Transport Services, Inc.	3,199,574

		5,391,407

Utilities — 2.6%
4,300	Constellation Energy Group, Inc.	379,561
1,100	Dominion Resources, Inc.	44,924
31,900	Edison International	1,563,738
16,000	Entergy Corp.	1,745,280
6,450	New Jersey Resources Corp.	200,273
28,300	PG&E Corp.	1,042,006
94,800	Reliant Energy, Inc.*	2,242,020
400	The Laclede Group, Inc.	14,252
700	Unisource Energy Corp.	15,582
1,000	Vectren Corp.	26,830

		7,274,466

TOTAL COMMON STOCKS		$284,074,209

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.2%
JPMorgan Chase Euro — Time Deposit
$684,594	2.023%	04/01/08	$684,594

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$284,758,803

	Interest
Shares	Rate	Value
Securities Lending Collateral — 3.4%
Boston Global Investment Trust — Enhanced Portfolio(c)
9,709,250	3.147%	$9,709,250

TOTAL INVESTMENTS — 103.5%		$294,468,053

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(9,898,547)

NET ASSETS — 100.0%		$284,569,506

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated for initial margin requirements on futures transactions.
(b) All or a portion of security is on loan.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P 500 E-mini	10	June 2008	$662,000	$22,205

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$250,438,129

Gross unrealized gain	52,329,109
Gross unrealized loss	(8,299,185)

Net unrealized security gain	$44,029,924

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 100.1%
Automobiles & Components — 0.4%
3,900	Autoliv, Inc.(a)	$195,780
48,400	General Motors Corp.	922,020

		1,117,800

Banks — 4.9%
10,600	BB&T Corp.	339,836
9,000	Fannie Mae	236,880
106,450	Fifth Third Bancorp	2,226,934
31,400	FirstMerit Corp.	648,724
9,850	Freddie Mac	249,402
88,250	Huntington Bancshares, Inc.	948,687
99,650	New York Community Bancorp, Inc.	1,815,623
46,700	Regions Financial Corp.	922,325
82,000	U.S. Bancorp	2,653,520
145,850	Wachovia Corp.	3,937,950
22,750	Washington Mutual, Inc.(a)	234,325
9,000	Wells Fargo & Co.	261,900

		14,476,106

Capital Goods — 10.1%
13,900	3M Co.	1,100,185
200	Carlisle Companies, Inc.	6,688
27,350	Caterpillar, Inc.(a)	2,141,232
8,500	Deere & Co.	683,740
63,300	Emerson Electric Co.	3,257,418
450	First Solar, Inc.*	104,013
1,400	Foster Wheeler Ltd.*	79,268
750	General Dynamics Corp.	62,527
332,550	General Electric Co.(a)	12,307,675
11,600	Honeywell International, Inc.	654,472
14,100	Lockheed Martin Corp.	1,400,130
39,850	Masco Corp.	790,225
9,750	Northrop Grumman Corp.	758,648
42,825	PACCAR, Inc.	1,927,125
7,000	Pall Corp.	245,490
4,100	Raytheon Co.	264,901
23,750	The Boeing Co.	1,766,288
4,000	Timken Co.	118,880
34,350	United Technologies Corp.	2,363,967

		30,032,872

Commercial Services & Supplies — 0.4%
117,700	Steelcase, Inc. Class A	1,301,762

Consumer Durables & Apparel — 1.8%
8,800	Blyth, Inc.	173,536
28,750	D.R. Horton, Inc.	452,812
70,050	Eastman Kodak Co.	1,237,784
12,350	KB HOME	305,415
25,100	Leggett & Platt, Inc.	382,775
3,650	M.D.C. Holdings, Inc.	159,833
83,300	Mattel, Inc.	1,657,670
1,200	Snap-On, Inc.	61,020
7,400	The Stanley Works	352,388
6,050	VF Corp.	468,936

		5,252,169

Consumer Services — 2.5%
85,050	Carnival Corp.	3,442,824
69,300	McDonald’s Corp.	3,864,861

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
900	Yum! Brands, Inc.	$33,489

		7,341,174

Diversified Financials — 7.9%
144,150	Allied Capital Corp.(a)	2,656,684
96,050	American Capital Strategies Ltd.(a)	3,281,068
192,050	Bank of America Corp.(a)	7,280,615
5,800	Bank of New York Mellon Corp.	242,034
4,550	Capital One Financial Corp.	223,951
78,900	Citigroup, Inc.(a)(b)	1,690,038
1,750	Discover Financial Services	28,648
7,150	Jefferies Group, Inc.	115,329
102,150	JPMorgan Chase & Co.(a)	4,387,343
7,150	Lehman Brothers Holdings, Inc.	269,126
35,450	Merrill Lynch & Co., Inc.	1,444,233
37,050	Morgan Stanley	1,693,185
1,900	SLM Corp.*	29,165

		23,341,419

Energy — 12.6%
6,750	Baker Hughes, Inc.	462,375
2,000	Cameron International Corp.*	83,280
12,250	Chesapeake Energy Corp.	565,338
94,000	Chevron Corp.(a)(b)	8,023,840
4,150	ConocoPhillips	316,272
2,600	Consol Energy, Inc.	179,894
165,400	Exxon Mobil Corp.(a)	13,989,532
15,650	Frontline Ltd.	720,213
84,200	Halliburton Co.	3,311,586
36,250	Marathon Oil Corp.	1,653,000
16,400	National-Oilwell Varco, Inc.*	957,432
9,850	Noble Corp.	489,249
26,600	Occidental Petroleum Corp.	1,946,322
990	Patriot Coal Corp.*	46,500
6,150	Patterson-UTI Energy, Inc.	161,007
9,900	Peabody Energy Corp.	504,900
12,300	Schlumberger Ltd.	1,070,100
5,550	Smith International, Inc.	356,476
16,825	Spectra Energy Corp.	382,769
10,850	Sunoco, Inc.	569,300
8,400	The Williams Companies, Inc.	277,032
20,100	Valero Energy Corp.	987,111
4,300	Weatherford International Ltd.*	311,621

		37,365,149

Food & Staples Retailing — 1.6%
7,950	Costco Wholesale Corp.	516,512
11,550	CVS/Caremark Corp.	467,890
7,550	Sysco Corp.	219,101
67,650	Wal-Mart Stores, Inc.	3,563,802
1,350	Whole Foods Market, Inc.	44,510

		4,811,815

Food, Beverage & Tobacco — 6.4%
38,950	Altria Group, Inc.(a)	864,690
37,850	Anheuser-Busch Companies, Inc.(a)	1,795,982
9,050	General Mills, Inc.	541,914
61,350	H.J. Heinz Co.	2,881,610
100,891	Kraft Foods, Inc.(b)	3,128,630
9,100	Lancaster Colony Corp.	363,636

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
35,400	PepsiCo, Inc.	$2,555,880
38,950	Philip Morris International, Inc.*	1,970,091
17,800	Reynolds American, Inc.	1,050,734
54,950	The Coca-Cola Co.	3,344,806
7,100	UST, Inc.	387,092

		18,885,065

Health Care Equipment & Services — 2.1%
11,500	Aetna, Inc.	484,035
10,900	Baxter International, Inc.	630,238
900	Becton, Dickinson and Co.	77,265
7,300	Cardinal Health, Inc.	383,323
1,950	Covidien Ltd.	86,288
7,500	Express Scripts, Inc.*	482,400
2,600	Hillenbrand Industries, Inc.*	124,280
4,000	Hologic, Inc.*	222,400
4,650	Humana, Inc.*	208,599
750	Intuitive Surgical, Inc.*	243,263
15,000	Medco Health Solutions, Inc.*	656,850
34,400	Medtronic, Inc.	1,663,928
750	Stryker Corp.	48,787
27,150	UnitedHealth Group, Inc.	932,874
100	WellPoint, Inc.*	4,413

		6,248,943

Household & Personal Products — 2.9%
3,400	Avon Products, Inc.	134,436
60,300	Kimberly-Clark Corp.	3,892,365
62,150	Procter & Gamble Co.	4,354,850
850	The Clorox Co.	48,144
5,600	The Estee Lauder Companies, Inc. Class A	256,760

		8,686,555

Insurance — 2.1%
39,850	American International Group, Inc.(a)	1,723,513
34,850	Fidelity National Title Group, Inc. Class A	638,800
10,950	Lincoln National Corp.	569,400
12,400	OneBeacon Insurance Group Ltd.	235,848
22,750	Principal Financial Group, Inc.	1,267,630
3,950	StanCorp Financial Group, Inc.	188,455
11,100	The Allstate Corp.(a)	533,466
36,550	The Progressive Corp.	587,358
15,700	Unitrin, Inc.	554,838
300	XL Capital Ltd. Class A	8,865

		6,308,173

Materials — 4.6%
32,900	Alcoa, Inc.	1,186,374
82,700	E.I. du Pont de Nemours & Co.(a)	3,867,052
10,150	Freeport-McMoRan Copper & Gold, Inc.	976,633
3,200	Monsanto Co.	356,800
27,500	Nucor Corp.	1,862,850
5,450	Olin Corp.	107,692
100	Rohm & Haas Co.	5,408
16,450	Southern Copper Corp.	1,708,004
64,000	The Dow Chemical Co.	2,358,400

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
5,950	United States Steel Corp.	$754,876
1,150	Weyerhaeuser Co.	74,796
11,550	Worthington Industries, Inc.	194,849

		13,453,734

Media — 2.2%
14,750	Clear Channel Communications, Inc.	430,995
7,700	Comcast Corp. Class A	148,918
57,200	Entercom Communications Corp. Class A	567,996
7,250	Idearc, Inc.	26,390
153,900	Regal Entertainment Group Class A	2,968,731
7,550	The McClatchy Co. Class A	80,785
30,150	The New York Times Co. Class A	569,232
43,900	The Walt Disney Co.(b)	1,377,582
160	The Washington Post Co. Class B	105,840
15,250	Warner Music Group Corp.	75,945

		6,352,414

Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
27,850	Abbott Laboratories	1,535,927
16,600	Amgen, Inc.*	693,548
3,400	Biogen Idec, Inc.*	209,746
86,650	Bristol-Myers Squibb Co.	1,845,645
27,150	Celgene Corp.*	1,664,023
67,700	Eli Lilly & Co.	3,492,643
22,500	Gilead Sciences, Inc.*	1,159,425
98,000	Johnson & Johnson(a)	6,357,260
13,350	Merck & Co., Inc.	506,633
321,800	Pfizer, Inc.(b)	6,735,274
5,750	Thermo Fisher Scientific, Inc.*	326,830
46,200	Wyeth	1,929,312

		26,456,266

Real Estate Investment Trust — 1.1%
12,050	General Growth Properties, Inc.	459,948
4,400	ProLogis	258,984
25,000	Simon Property Group, Inc.	2,322,750
1,800	Vornado Realty Trust	155,178

		3,196,860

Retailing — 1.2%
2,500	Amazon.com, Inc.*	178,250
4,300	Barnes & Noble, Inc.(a)	131,795
3,300	Best Buy Co., Inc.	136,818
1,750	Macy’s, Inc.	40,355
31,300	RadioShack Corp.	508,625
27,950	Saks, Inc.*	348,537
97,800	Staples, Inc.	2,162,358
2,300	The Sherwin-Williams Co.	117,392

		3,624,130

Semiconductors & Semiconductor Equipment — 2.9%
10,400	Analog Devices, Inc.	307,008
97,750	Intel Corp.	2,070,345
28,100	Linear Technology Corp.	862,389
8,350	MEMC Electronic Materials, Inc.*	592,015
90,950	Microchip Technology, Inc.	2,976,793
62,700	Texas Instruments, Inc.	1,772,529

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
1,400	Xilinx, Inc.	$33,250

		8,614,329

Software & Services — 5.5%
46,850	Accenture Ltd. Class A	1,647,715
2,750	Akamai Technologies, Inc.*	77,440
4,800	Autodesk, Inc.*(a)	151,104
40,800	Automatic Data Processing, Inc.(a)	1,729,512
600	Citrix Systems, Inc.*	17,598
3,430	Google, Inc. Class A*	1,510,812
700	Mastercard, Inc. Class A	156,093
238,350	Microsoft Corp.(a)	6,764,373
69,100	Oracle Corp.*	1,351,596
42,250	Paychex, Inc.	1,447,485
200	VeriFone Holdings, Inc.*	3,174
2,200	VeriSign, Inc.*	73,128
45,800	Yahoo!, Inc.*	1,324,994

		16,255,024

Technology Hardware & Equipment — 6.7%
6,950	ADTRAN, Inc.(a)	128,575
20,850	Apple, Inc.*(a)	2,991,975
49,400	Cisco Systems, Inc.*	1,190,046
21,050	Corning, Inc.	506,042
14,200	EMC Corp.*	203,628
51,600	Hewlett-Packard Co.	2,356,056
66,150	International Business Machines Corp.(a)	7,616,511
15,450	Motorola, Inc.	143,685
116,550	QUALCOMM, Inc.(a)	4,778,550

		19,915,068

Telecommunication Services — 4.1%
156,128	AT&T, Inc.(a)(b)	5,979,702
20,300	Citizens Communications Co.	212,947
20,700	Embarq Corp.	830,070
45,700	Verizon Communications, Inc.	1,665,765
280,150	Windstream Corp.	3,347,793

		12,036,277

Transportation — 2.6%
4,750	C.H. Robinson Worldwide, Inc.	258,400
3,130	Independent Tankers Corp. Ltd.*	5,225
62,350	Norfolk Southern Corp.	3,386,852
55,250	United Parcel Service, Inc. Class B	4,034,355

		7,684,832

Utilities — 4.6%
48,950	Ameren Corp.(a)	2,155,758
59,650	Consolidated Edison, Inc.	2,368,105
10,900	Dominion Resources, Inc.	445,156
22,650	DTE Energy Co.	880,858
130,950	Duke Energy Corp.	2,337,458
15,700	Energy East Corp.	378,684
1,473	Integrys Energy Group, Inc.	68,701
5,000	Nicor, Inc.	167,550
9,450	Pinnacle West Capital Corp.	331,506
4,450	PNM Resources, Inc.	55,492
15,800	Progress Energy, Inc.	658,860
108,050	Southern Co.	3,847,660

		13,695,788

TOTAL COMMON STOCKS		$296,453,724

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.1%
JPMorgan Chase Euro — Time Deposit
$357,302	2.023%	04/01/08	$357,302

TOTAL INVESTMENTS — 100.2%			$296,811,026

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(613,143)

NET ASSETS — 100.0%			$296,197,883

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is held as collateral for call options written.

(b) All or a portion of security is segregated for initial margin requirements on futures transactions.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P 500 E-mini	7	June 2008	$463,400	$15,544

WRITTEN OPTIONS — For the period ended March 31, 2008, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2007	675	$3,545,600

Contracts written	590	3,228,410
Contracts expired	(675)	(3,545,600)
Contracts bought to close	—	—

Contracts Outstanding March 31, 2008	590	$3,228,410

At March 31, 2008, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P 500 Index	330	$1,350	June 2008	$(1,518,000)
S&P 500 Index	260	1,325	June 2008	(1,560,000)

(Premiums Received $3,228,410)	590			$(3,078,000)

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$316,408,422

Gross unrealized gain	9,859,172
Gross unrealized loss	(29,456,568)

Net unrealized security loss	$(19,597,396)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 94.5%
Australia — 6.3%
1,567	Ansell Ltd. (Health Care Equipment & Services)	$16,719
1,142	ASX Ltd. (Diversified Financials)	39,323
1,692	BHP Billiton Ltd. (Materials)	55,601
3,919	BlueScope Steel Ltd. (Materials)	35,542
1,137	Commonwealth Bank of Australia (Banks)	43,691
19,148	Commonwealth Property Office Fund (REIT) (Real Estate)	23,328
632	Harvey Norman Holdings Ltd. (Retailing)	2,269
780	National Australia Bank Ltd. (Banks)	21,571
6,044	Qantas Airways Ltd. (Transportation)	21,772
754	Santos Ltd. (Energy)	10,027
292	Westpac Banking Corp. (Banks)	6,373
1,455	Woolworths Ltd. (Food & Staples Retailing)	38,700

		314,916

Austria — 0.4%
321	OMV AG (Energy)	21,216

Belgium — 1.1%
673	Euronav NV (Energy)	25,551
239	KBC Groep NV (Banks)	30,999

		56,550

Denmark — 1.2%
450	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)*	39,534
300	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	20,644

		60,178

Finland — 1.6%
2,545	Nokia Oyj (Technology Hardware & Equipment)	80,347

France — 10.6%
425	Christian Dior SA (Consumer Durables & Apparel)	47,107
2,101	Gaz de France SA (Utilities)(a)	126,887
65	Lafarge SA (Materials)	11,295
1,116	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	83,703
1,981	Total SA (Energy)(a)	146,760
2,941	Vivendi (Media)	115,041

		530,793

Germany — 9.1%
501	BASF SE (Materials)	67,388
1,128	Daimler AG (Registered) (Automobiles & Components)	96,418
456	Deutsche Boerse AG (Diversified Financials)	73,492
290	E.ON AG (Utilities)	53,658
784	Fresenius SE Preference Shares (Health Care Equipment & Services)	65,325
12	Hochtief AG (Capital Goods)	1,098
314	Muenchener Rueckversicherungs AG (Registered) (Insurance)	61,530

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
770	Suedzucker AG (Food, Beverage & Tobacco)	$17,070
84	Wacker Chemie AG (Materials)	17,211

		453,190

Greece — 0.5%
567	Hellenic Petroleum SA (Energy)	7,469
344	National Bank of Greece SA (Banks)	18,111

		25,580

Ireland — 0.9%
1,078	Kerry Group PLC Class A (Food, Beverage & Tobacco)	33,837
243	Paddy Power PLC (Consumer Services)	8,997

		42,834

Italy — 3.8%
9,897	Intesa Sanpaolo SpA (Banks)	69,824
10,870	Parmalat SpA (Food, Beverage & Tobacco)	41,785
12,367	Pirelli & C SpA (Capital Goods)	10,833
6,417	Snam Rete Gas SpA (Utilities)	40,837
13,272	Telecom Italia SpA (Telecommunication Services)	27,666

		190,945

Japan — 19.8%
400	Aoyama Trading Co. Ltd. (Retailing)	8,662
6,000	Asahi Kasei Corp. (Materials)	31,553
2,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	82,474
2,600	Brother Industries Ltd. (Technology Hardware & Equipment)	27,019
1,300	Coca-Cola West Holdings Co. Ltd. (Food, Beverage & Tobacco)	31,524
1,700	Glory Ltd. (Capital Goods)	36,347
4,500	Honda Motor Co. Ltd. (Automobiles & Components)	129,981
1,000	Kaneka Corp. (Materials)	6,321
22	KK DaVinci Advisors (Real Estate)*	17,080
1,200	Komori Corp. (Capital Goods)	25,177
2,000	Matsushita Electric Industrial Co. Ltd. (Consumer Durables & Apparel)	43,474
1,000	Millea Holdings, Inc. (Insurance)	37,209
5,000	Mitsubishi Electric Corp. (Capital Goods)	43,664
4,000	Mitsubishi Materials Corp. (Materials)	17,561
1,000	Mitsui OSK Lines Ltd. (Transportation)	12,234
100	Nintendo Co. Ltd. (Software & Services)	52,320
6,000	Nippon Oil Corp. (Energy)	37,841
9,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	40,391
6	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	25,990
1,700	Nomura Real Estate Holdings, Inc. (Real Estate)	28,552
21	NTT DoCoMo, Inc. (Telecommunication Services)	32,019
13,000	Osaka Gas Co. Ltd. (Utilities)	52,219

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	$33,089
5,200	Sojitz Corp. (Capital Goods)	17,405
1,300	Sony Corp. (Consumer Durables & Apparel)	52,288
1,100	Sumitomo Electric Industries Ltd. (Capital Goods)	14,061
2	Sumitomo Mitsui Financial Group, Inc. (Banks)	13,285
5,000	The Bank of Yokohama Ltd. (Banks)	34,214
1,100	Urban Corp. (Real Estate)	4,760

		988,714

Luxembourg — 1.1%
575	Millicom International Cellular SA SDR (Telecommunication Services)*	54,912

Netherlands — 3.8%
110	Corio NV (REIT) (Real Estate)	9,622
264	Heineken Holding NV (Food, Beverage & Tobacco)	13,282
1,975	Koninklijke Philips Electronics NV (Capital Goods)	75,603
2,526	OCE NV (Technology Hardware & Equipment)	42,949
841	Royal Dutch Shell PLC Class A (Energy)	29,005
504	Royal Dutch Shell PLC Class B (Energy)	16,978

		187,439

New Zealand — 0.1%
632	Contact Energy Ltd. (Utilities)	3,966
548	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	1,617

		5,583

Norway — 1.1%
600	DnB NOR ASA (Banks)	9,160
3,200	Norsk Hydro ASA (Materials)	46,880

		56,040

Portugal — 0.2%
792	Portugal Telecom SGPS SA (Registered) (Telecommunication Services)	9,205

Spain — 4.7%
6,012	Banco Santander SA (Banks)(a)	119,771
13,600	Iberia Lineas Aereas de Espana (Transportation)	59,222
549	Repsol YPF SA (Energy)	18,913
1,281	Telefonica SA (Telecommunication Services)	36,806

		234,712

Sweden — 1.1%
2,300	Wihlborgs Fastigheter AB (Real Estate)	52,582

Switzerland — 7.0%
3,015	ABB Ltd. (Registered) (Capital Goods)	81,261
161	Compagnie Financiere Richemont SA (Consumer Durables & Apparel)	9,039
1,634	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	83,847

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
803	PSP Swiss Property AG (Registered) (Real Estate)*	$54,229
391	Zurich Financial Services AG (Registered) (Insurance)(a)	123,247

		351,623

United Kingdom — 20.1%
1,967	BAE Systems PLC (Capital Goods)	18,967
6,968	BG Group PLC (Energy)	161,458
429	BP PLC ADR (Energy)	26,019
6,188	British Energy Group PLC (Utilities)	80,180
468	De La Rue PLC (Commercial Services & Supplies)	8,242
623	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	26,434
3,254	HSBC Holdings PLC (Banks)	53,606
3,237	Kazakhmys PLC (Materials)	102,647
354	Land Securities Group PLC (REIT) (Real Estate)	10,605
211	Liberty International PLC (REIT) (Real Estate)	4,091
17,470	Old Mutual PLC (Insurance)	38,340
134	Rio Tinto PLC (Materials)	13,926
15,861	Royal Bank of Scotland Group PLC (Banks)	106,256
98	Schroders PLC (Diversified Financials)	1,825
1,752	SSL International PLC (Health Care Equipment & Services)	15,759
11,544	Tesco PLC (Food & Staples Retailing)	87,002
10,554	Thomas Cook Group PLC (Consumer Services)	60,815
912	Vedanta Resources PLC (Materials)	38,006
3,613	Vodafone Group PLC ADR (Telecommunication Services)(a)	106,620
7,690	WM Morrison Supermarkets PLC (Food & Staples Retailing)	41,929

		1,002,727

TOTAL COMMON STOCKS		$4,720,086

Exchange Traded Funds — 3.0%
Other — 3.0%
5,644	iShares MSCI Hong Kong Index Fund	$101,310
3,756	iShares MSCI Singapore Index Fund	47,964

TOTAL EXCHANGE TRADED FUNDS		$149,274

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.3%
JPMorgan Chase Euro — Time Deposit
$13,883	2.023%	04/01/08	$13,883

TOTAL INVESTMENTS — 97.8%			$4,883,243

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%			108,723

NET ASSETS — 100.0%			$4,991,966

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

* Non-income producing security.

(a) All or a portion of security is segregated for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	4.5%
Banks	10.6
Capital Goods	7.3
Commercial Services & Supplies	0.2
Consumer Durables & Apparel	3.0
Consumer Services	1.4
Diversified Financials	2.3
Energy	10.0
Food & Staples Retailing	3.4
Food, Beverage & Tobacco	3.5
Health Care Equipment & Services	2.0
Insurance	5.2
Materials	8.9
Media	2.3
Pharmaceuticals, Biotechnology & Life Sciences	5.9
Real Estate	4.1
Retailing	0.2
Software & Services	1.0
Technology Hardware & Equipment	3.7
Telecommunication Services	5.9
Transportation	1.9
Utilities	7.2
Short-term Investments	0.3
Other	3.0

TOTAL INVESTMENTS	97.8%

† Industry concentrations greater than one-tenth of a percent are disclosed.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Dow Jones EURO STOXX 50 Index	1	June 2008	$56,030	$526

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,858,526
Gross unrealized gain	216,867
Gross unrealized loss	(192,150)

Net unrealized security gain	$24,717

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 72.5%
Australia — 4.8%
2,935	Australia & New Zealand Banking Group Ltd. (Banks)	$60,903
2,680	BHP Billiton Ltd. (Materials)	88,067
1,503	Boral Ltd. (Materials)	8,635
546	Brambles Ltd. (Commercial Services & Supplies)	4,991
3,518	Caltex Australia Ltd. (Energy)	41,994
489	Commonwealth Bank of Australia (Banks)	18,791
124	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,203
4,339	CSR Ltd. (Capital Goods)	12,736
12,282	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	20,288
1,735	Macquarie Communications Infrastructure Group (Media)	6,692
2,829	National Australia Bank Ltd. (Banks)	78,237
1,257	Sonic Healthcare Ltd. (Health Care Equipment & Services)	15,841
3,872	Suncorp-Metway Ltd. (Insurance)	45,885
153	TABCORP Holdings Ltd. (Consumer Services)	1,985
4,217	Tatts Group Ltd. (Consumer Services)	13,486
4,322	Telstra Corp. Ltd. (Telecommunication Services)	17,424
2,074	Telstra Corp. Ltd. IR (Telecommunication Services)	5,347
5,188	Transurban Group (Transportation)	30,872
1,354	Wesfarmers Ltd. (Food & Staples Retailing)	49,787
3,257	Westfield Group (REIT) (Real Estate)	53,344
1,254	Westpac Banking Corp. (Banks)	27,369
8,719	Zinifex Ltd. (Materials)	79,598

		686,475

Austria — 0.4%
119	Telekom Austria AG (Telecommunication Services)	2,458
306	Voestalpine AG (Materials)	21,280
496	Wienerberger AG (Capital Goods)	26,303

		50,041

Belgium — 1.0%
1,765	AGFA-Gevaert NV (Health Care Equipment & Services)	13,774
682	Compagnie Maritime Belge SA (Transportation)	45,905
3,468	Fortis (Diversified Financials)	87,141

		146,820

Bermuda — 0.3%
1,000	Frontline Ltd. (Energy)	45,968

Denmark — 0.9%
1,450	TrygVesta AS (Insurance)	127,826

Finland — 1.5%
434	Kesko Oyj Class B (Food & Staples Retailing)	22,463
1,046	Nokia Oyj (Technology Hardware & Equipment)	33,023
4,570	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)	99,043

Shares	Description	Value
Common Stocks — (continued)
Finland — (continued)
2,197	Sampo Oyj Class A (Insurance)	$59,558

		214,087

France — 7.7%
6,006	Alcatel-Lucent (Technology Hardware & Equipment)	34,370
2,784	Credit Agricole SA (Banks)	86,075
1,207	France Telecom SA (Telecommunication Services)	40,550
5,758	Natixis (Banks)	92,347
324	Neopost SA (Technology Hardware & Equipment)	36,315
406	PPR (Retailing)	60,199
1,272	Renault SA (Automobiles & Components)	140,798
1,054	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)	79,053
1,384	Schneider Electric SA (Capital Goods)	178,787
1,105	Societe Generale (Banks)	108,123
3,315	Thomson (Consumer Durables & Apparel)*	23,101
2,615	Total SA (Energy)(a)	193,730
83	Unibail-Rodamco (REIT) (Real Estate)	21,341

		1,094,789

Germany — 6.4%
14	Allianz SE (Registered) (Insurance)	2,768
7,277	Altana AG (Materials)	153,202
34	BASF SE (Materials)	4,574
997	Daimler AG (Registered) (Automobiles & Components)	85,220
700	Deutsche Bank AG (Registered) (Diversified Financials)	79,112
1,632	Deutsche Lufthansa AG (Registered) (Transportation)	44,196
1,022	Deutsche Post AG (Registered) (Transportation)	31,213
10,511	Deutsche Telekom AG (Telecommunication Services)(a)	174,634
892	ProSiebenSat.1 Media AG Preference Shares (Media)	19,272
947	RWE AG (Utilities)	116,405
1,019	RWE AG Preference Shares (Utilities)	96,638
889	Siemens AG (Registered) (Capital Goods)	96,413

		903,647

Greece — 0.6%
2,855	Motor Oil Hellas Corinth Refineries SA (Energy)	60,208
905	OPAP SA (Consumer Services)	32,277

		92,485

Ireland — 0.4%
100	Allied Irish Banks PLC (Banks)	2,132
3,187	Bank of Ireland (Banks)	47,503
595	Irish Life & Permanent PLC (Insurance)	11,608

		61,243

Italy — 3.0%
12,781	Enel SpA (Utilities)	135,729
14,414	Intesa Sanpaolo (Banks)	101,692
17,657	Intesa Sanpaolo RNC (Banks)	116,342

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
4,277	Telecom Italia SpA (Telecommunication Services)	$8,916
42,139	Telecom Italia SpA RNC (Telecommunication Services)	69,629

		432,308

Japan — 15.3%
670	Acom Co. Ltd. (Diversified Financials)	17,860
2,700	Aderans Holdings Co. Ltd. (Household & Personal Products)	50,002
2,000	Amada Co. Ltd. (Capital Goods)	15,312
2,500	Canon, Inc. (Technology Hardware & Equipment)	116,609
2,000	Central Glass Co. Ltd. (Capital Goods)	7,877
3,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	47,958
300	Denso Corp. (Automobiles & Components)	9,780
45	eAccess Ltd. (Software & Services)	27,930
6	East Japan Railway Co. (Transportation)	50,032
700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	24,102
300	Fanuc Ltd. (Capital Goods)	28,780
900	Hoya Corp. (Technology Hardware & Equipment)	21,265
4	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	20,010
1,800	JFE Holdings, Inc. (Materials)	80,516
300	Komatsu Ltd. (Capital Goods)	8,447
1,000	Lawson, Inc. (Food & Staples Retailing)	44,435
4,000	Marui Group Co. Ltd. (Retailing)	42,844
2,000	Matsushita Electric Industrial Co. Ltd. (Consumer Durables & Apparel)	43,474
3,000	Matsushita Electric Works Ltd. (Capital Goods)	31,143
900	Millea Holdings, Inc. (Insurance)	33,488
2,000	Mitsubishi Estate Co. Ltd. (Real Estate)	49,017
5,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	43,739
2,000	Mitsui & Co. Ltd. (Capital Goods)	41,041
1,000	Mitsui Fudosan Co. Ltd. (Real Estate)	20,117
10,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	31,738
18	Mizuho Financial Group, Inc. (Banks)	66,492
2,000	NEC Corp. (Technology Hardware & Equipment)	7,745
100	Nintendo Co. Ltd. (Software & Services)	52,321
1	Nippon Building Fund, Inc. (REIT) (Real Estate)	12,743
6,000	Nippon Kayaku Co. Ltd. (Materials)	36,712
7,000	Nippon Yusen KK (Transportation)	66,372
7,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	15,037
19,500	Nissan Motor Co. Ltd. (Automobiles & Components)	163,484
3,000	NTN Corp. (Capital Goods)	20,647
49	NTT DoCoMo, Inc. (Telecommunication Services)	74,711

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,100	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$53,733
2,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	33,089
3	Sapporo Hokuyo Holdings, Inc. (Banks)	21,109
158	SBI Holdings, Inc. (Diversified Financials)	38,232
3,400	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	36,230
3,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	18,255
4,000	Sekisui House Ltd. (Consumer Durables & Apparel)	37,369
3,500	Showa Shell Sekiyu KK (Energy)	35,661
5,700	Sumitomo Corp. (Capital Goods)	75,975
2,400	Sumitomo Rubber Industries, Inc. (Automobiles & Components)	18,480
600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	30,121
950	Takefuji Corp. (Diversified Financials)	20,130
10,000	Teijin Ltd. (Materials)	42,398
1,900	The Kansai Electric Power Co., Inc. (Utilities)	47,538
10,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	69,303
1,800	The Tokyo Electric Power Co., Inc. (Utilities)	48,419
1,500	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	27,749
1,000	TonenGeneral Sekiyu KK (Energy)	8,595
2,000	Toshiba Corp. (Technology Hardware & Equipment)	13,441
800	Toyota Motor Corp. (Automobiles & Components)	40,422
450	USS Co. Ltd. (Retailing)	31,355

		2,171,384

Netherlands — 2.3%
4,647	Aegon NV (Insurance)	68,192
3,551	ING Groep NV CVA (Diversified Financials)	132,756
283	Koninklijke Philips Electronics NV (Capital Goods)	10,833
3,223	Unilever NV CVA (Food, Beverage & Tobacco)	108,497

		320,278

New Zealand — 0.1%
1,521	Fletcher Building Ltd. (Materials)	10,033
437	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	1,289
1,319	Vector Ltd. (Utilities)	1,785

		13,107

Norway — 0.6%
5,800	Norsk Hydro ASA (Materials)	84,969

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Portugal — 0.2%
2,778	CIMPOR-Cimentos de Portugal, SGPS, SA (Materials)	$25,194
376	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	4,370

		29,564

Spain — 3.2%
1,339	ACS Actividades de Construccion y Servicios SA (Capital Goods)	76,236
2,804	Antena 3 de Television SA (Media)	38,514
7,689	Banco Santander SA (Banks)	153,180
4,662	Gestevision Telecinco SA (Media)	94,874
1,910	Iberdrola SA (Utilities)	29,540
45	Indra Sistemas SA (Software & Services)	1,296
1,823	Repsol YPF SA (Energy)	62,804

		456,444

Sweden — 1.8%
350	Axfood AB (Food & Staples Retailing)	12,470
3,900	Boliden AB (Materials)	41,629
15,000	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	29,427
3,500	Volvo AB Class A (Capital Goods)	52,146
7,700	Volvo AB Class B (Capital Goods)	116,666

		252,338

Switzerland — 5.8%
3,000	Ciba Holding AG (Materials)	109,406
355	Compagnie Financiere Richemont SA (Consumer Durables & Apparel)	19,931
623	Nestle SA (Registered) (Food, Beverage & Tobacco)	311,402
3,561	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	182,729
6,438	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	68,559
4,428	UBS AG (Registered) (Diversified Financials)	128,935

		820,962

United Kingdom — 16.2%
1,555	Anglo American PLC (Materials)	93,209
203	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	7,615
6,690	Aviva PLC (Insurance)	82,029
822	BHP Billiton PLC (Materials)	24,211
6,921	BP PLC ADR (Energy)(b)	419,759
2,002	British American Tobacco PLC (Food, Beverage & Tobacco)	75,195
37,669	BT Group PLC (Telecommunication Services)	162,624
553	Carnival PLC (Consumer Services)	22,036
6,836	Cattles PLC (Diversified Financials)	31,422
6,326	Diageo PLC (Food, Beverage & Tobacco)	128,018
6,026	Electrocomponents PLC (Technology Hardware & Equipment)	21,735
5,254	FKI PLC (Capital Goods)	7,270

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
3,896	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	$165,307
3,146	HBOS PLC (Banks)	34,999
3,454	Investec PLC (Diversified Financials)	23,278
12,434	Kingfisher PLC (Retailing)	32,692
1,060	Land Securities Group PLC (REIT) (Real Estate)	31,756
17,576	Lloyds TSB Group PLC (Banks)	157,033
3,916	National Grid PLC (Utilities)	54,115
29,150	Rentokil Initial PLC (Commercial Services & Supplies)	56,324
11,513	Rexam PLC (Materials)	97,499
581	Rio Tinto PLC (Materials)	60,381
24,692	Royal Bank of Scotland Group PLC (Banks)	165,416
1,372	Scottish & Southern Energy PLC (Utilities)	38,269
11,692	Taylor Wimpey PLC (Consumer Durables & Apparel)	43,518
25,720	Tomkins PLC (Capital Goods)	91,336
4,836	Trinity Mirror PLC (Media)	28,369
3,282	Unilever PLC (Food, Beverage & Tobacco)	111,012
3,798	William Hill PLC (Consumer Services)	28,361
5,436	Yell Group PLC (Media)	16,600

		2,311,388

TOTAL COMMON STOCKS		$10,316,123

Exchange Traded Funds — 3.5%
Other — 3.5%
2,000	iShares MSCI EAFE Index Fund	$143,800
13,100	iShares MSCI Hong Kong Index Fund	235,145
9,300	iShares MSCI Singapore Index Fund	118,761

TOTAL EXCHANGE TRADED FUNDS		$497,706

Short-Term Investments — 4.5%
Mutual Fund — 1.4%
JPMorgan U.S. Government Money Market Fund Agency Shares
194,697		$194,697

Principal	Interest	Maturity
Amount	Rate	Date	Value
Time Deposit — 3.1%
JPMorgan Chase Euro — Time Deposit
$439,028	2.023%	04/01/08	$439,028

TOTAL SHORT-TERM INVESTMENTS			$633,725

TOTAL INVESTMENTS — 80.5%			$11,447,554

OTHER ASSETS IN EXCESS OF LIABILITIES — 19.5%			2,778,028

NET ASSETS — 100.0%			$14,225,582

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is segregated for initial margin requirements on futures transactions.

(b) All or a portion of security is held as collateral for call options written.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
IR	— Installment Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Saving Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	3.2%
Banks	10.2
Capital Goods	6.4
Commercial Services & Supplies	0.8
Consumer Durables & Apparel	1.6
Consumer Services	0.7
Diversified Financials	3.9
Energy	6.1
Exchange Traded Funds	3.5
Food & Staples Retailing	0.9
Food, Beverage & Tobacco	5.4
Health Care Equipment & Services	0.2
Household & Personal Products	0.4
Insurance	3.0
Materials	7.7
Media	1.4
Pharmaceuticals, Biotechnology & Life Sciences	4.5
Real Estate	1.3
Retailing	1.2
Semiconductors & Semiconductor Equipment	0.7
Software & Services	0.6
Technology Hardware & Equipment	2.4
Telecommunication Services	4.0
Transportation	1.9
Utilities	4.0
Short-term Investments #	4.5

TOTAL INVESTMENTS	80.5%

† Industry concentrations greater than one-tenth of a percent are disclosed.

# Short-term investments include a mutual fund and a short-term obligation.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	22	June 2008	$1,232,656	$18,638
FTSE 100 Index	8	June 2008	906,350	11,508
SPI 200 Index	2	June 2008	246,570	(897)
TOPIX Index	7	June 2008	853,581	3,172

TOTAL			$3,239,157	$32,421

WRITTEN OPTIONS — For the period ended March 31, 2008, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding February 1, 2008	—	$—

Contracts written	38	132,772
Contracts expired	(17)	(64,293)
Contracts bought to close	—	—

Contracts Outstanding March 31, 2008	21	$68,479

At March 31, 2008, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

Dow Jones EURO STOXX 50 Index	12	$3,700	June 2008	$(18,131)
FTSE 100 Index	5	5,725	June 2008	(25,453)
Nikkei-225 Stock Average	4	13,000	June 2008	(19,480)

(Premiums Received $68,479)	21			$(63,064)

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,658,894

Gross unrealized gain	360,942
Gross unrealized loss	(572,282)

Net unrealized security loss	$(211,340)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX ADVANTAGED FUNDS
Schedule of Investments (continued)
March 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system of for securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but are not limited to, corporate actions or events, market disruptions or governmental actions.
     In addition, the Investment Adviser, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector, significant fluctuations in foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; corporate announcements on earnings; significant litigation, and regulatory news such as governmental approvals.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which provides guidance in using fair value to measure assets and liabilities. The Funds adopted SFAS 157 as of the beginning of January 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are described below:

Level 1-	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2-	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3-	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

        As required by SFAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Structured Tax-Managed Equity		Structured International Tax-Managed Equity
	Investments in		Investments in
	Securities Long -	Other Investments -	Securities Long -		Other Investments -
Level	Assets	Assets	Assets		Assets
Level 1	$293,783,459	$22,205	$308,346		$526
Level 2	684,594	—	4,574,897	(a)	—
Level 3	—	—	—		—
Total	$294,468,053	$22,205	$4,883,243		$526

	U.S. Equity Dividend and Premium			International Equity Dividend and Premium
	Investments in			Investments in
	Securities Long -	Other Investments -	Other Investments -	Securities Long -		Other Investments -	Other Investments -
Level	Assets	Assets	Liabilities	Assets		Assets	Liabilities
Level 1	$296,453,724	$15,544	$—	$1,082,772		$33,318	$897
Level 2	357,302	—	3,078,000	10,364,782	(a)	—	63,064	(a)
Level 3	—	—	—	—		—
Total	$296,811,026	$15,544	$3,078,000	$11,447,554		$33,318	$63,961

(a)	To adjust for differing local market close timing, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate or deliver cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

GOLDMAN SACHS STRUCTURED TAX ADVANTAGED FUNDS
Schedule of Investments (continued)
March 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options are valued at the last settlement price, or in the absence of a sale, the last ask price, at the end of each day on the board of trade or exchange upon which they are traded. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss from the sale of the underlying security, and the option is extinguished. When a written call option is exercised, the Funds realize a gain or loss on the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
     Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Purchased options are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.
     The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest a portion of their portfolios in written options. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sells) S&P 500 Index or related ETF call options, they receive cash but limits its opportunity to profit from an increase in the market value of the S&P 500 Index or related ETF beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly under perform the market. The Funds’ option strategies may not fully protect it against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in its portfolio. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in its net asset value.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Futures contracts, written options and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	May 30, 2008

* Print the name and title of each signing officer under his or her signature.